Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Total revenues	$ 214,109	$ 241,203	$ 216,080
Operating expenses
Research and development expenses	(114,161)	(75,523)	(66,871)
Selling expenses	(17,736)	(19,322)	(17,998)
Administrative expenses	(30,909)	(23,955)	(21,580)
Total operating expenses	(306,750)	(294,620)	(262,777)
Loss from operations	(92,641)	(53,417)	(46,697)
Other income/(expense)
Interest income	5,978	1,220	502
Other income	1,798	808	609
Interest expense	(1,009)	(1,455)	(1,631)
Other expense	(781)	(692)	(139)
Total other income/(expense)	5,986	(119)	(659)
Loss before income taxes and equity in earnings of equity investees	(86,655)	(53,536)	(47,356)
Income tax expense	(3,964)	(3,080)	(4,331)
Equity in earnings of equity investees, net of tax	19,333	33,653	66,244
Net (loss)/income	(71,286)	(22,963)	14,557
Less: Net income attributable to non-controlling interests	(3,519)	(3,774)	(2,859)
Net (loss)/income attributable to the Company	$ (74,805)	$ (26,737)	$ 11,698
(Losses)/earnings per share attributable to the Company-basic (US$ per share)	$ (1.13)	$ (0.43)	$ 0.20
(Losses)/earnings per share attributable to the Company-diluted (US$ per share)	$ (1.13)	$ (0.43)	$ 0.20
Number of shares used in per share calculation-basic	66,426,382	61,717,171	59,715,173
Number of shares used in per share calculation-diluted	66,426,382	61,717,171	59,971,050
Third parties
Revenues
Total revenues		$ 223,035	$ 197,857
Related parties
Revenues
Total revenues	$ 16,138	18,168	18,223
Goods | Third parties
Revenues
Total revenues	156,234	194,860	171,058
Operating expenses
Costs of goods and services	(129,346)	(168,331)	(149,132)
Goods | Related parties
Revenues
Total revenues	8,306	8,486	9,794
Operating expenses
Costs of goods and services	(5,978)	(6,056)	(7,196)
Commercialization services | Third parties
Revenues
Total revenues	11,660	1,860
Operating expenses
Costs of goods and services	(8,620)	(1,433)
Collaboration research and development services | Third parties
Revenues
Total revenues	17,681	16,858	16,513
Research and development services | Third parties
Revenues
Total revenues			355
Research and development services | Related parties
Revenues
Total revenues	7,832	9,682	8,429
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	261
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues	$ 12,135	$ 9,457	$ 9,931